UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06431

 NAME OF REGISTRANT:                     AMG Funds II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 680 Washington Blvd
                                         Stamford, CT 06901

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ropes & Gray LLP
                                         Prudential Tower
                                         800 Boylston Street
                                         Boston, MA 02199

 REGISTRANT'S TELEPHONE NUMBER:          203-299-3538

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


AMG GW&K Enhanced Core Bond ESG Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


AMG GW&K Global Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         AMG Funds II
By (Signature)       /s/ Keitha L. Kinne
Name                 Keitha L. Kinne
Title                President
Date                 08/31/2022